DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers High Beta High Yield Bond ETF

May 31, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 97.7%
Basic Materials - 4.8%
Chemicals - 2.3%
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/29	$11,000	$10,653
Chemours Co.
5.375%, 5/15/27(a)	10,000	10,777
144A, 5.75%, 11/15/28	38,000	40,664
Consolidated Energy Finance SA, 144A, 6.875%, 6/15/25	25,000	25,218
Methanex Corp., 5.25%, 12/15/29	25,000	26,295
NOVA Chemicals Corp.
144A, 5.25%, 6/1/27	27,000	28,924
144A, 4.25%, 5/15/29	17,000	17,065
Olin Corp., 5.625%, 8/1/29	50,000	54,449
SCIH Salt Holdings, Inc.
144A, 4.875%, 5/1/28	33,000	32,794
144A, 6.625%, 5/1/29(a)	21,000	20,869
TPC Group, Inc., 144A, 10.50%, 8/1/24	25,000	23,471
Tronox, Inc., 144A, 4.625%, 3/15/29	37,000	37,945
Valvoline, Inc.
144A, 4.25%, 2/15/30	13,000	13,280
144A, 3.625%, 6/15/31	7,000	6,814
WR Grace & Co.-Conn, 144A, 4.875%, 6/15/27	39,000	41,097

(Cost $385,713)		390,315

Forest Products & Paper - 0.2%
Mercer International, Inc., 144A, 5.125%, 2/1/29
(Cost $37,083)	36,000	37,220

Iron/Steel - 0.9%
Allegheny Technologies, Inc., 7.875%, 8/15/23	20,000	22,111
Cleveland-Cliffs, Inc., 144A, 4.875%, 3/1/31(a)	25,000	25,593
United States Steel Corp.
6.875%, 8/15/25(a)	36,000	36,900
6.25%, 3/15/26(a)	35,000	35,788
6.875%, 3/1/29	25,000	26,224

(Cost $140,956)		146,616

Mining - 1.4%
Alcoa Nederland Holding BV, 144A, 4.125%, 3/31/29	11,000	11,269
Constellium SE
144A, 5.75%, 5/15/24	40,000	40,490
144A, 3.75%, 4/15/29	10,000	9,725
FMG Resources August 2006 Pty Ltd., 144A, 4.375%, 4/1/31	52,000	54,395
Hudbay Minerals, Inc.
144A, 4.50%, 4/1/26	17,000	16,892
144A, 6.125%, 4/1/29	10,000	10,412
Kaiser Aluminum Corp.
144A, 4.625%, 3/1/28	15,000	15,356
144A, 4.50%, 6/1/31	16,000	16,300
Novelis Corp., 144A, 4.75%, 1/30/30	55,000	57,819

(Cost $229,085)		232,658

Communications - 19.0%
Advertising - 0.8%
Clear Channel Outdoor Holdings, Inc., 144A, 7.75%, 4/15/28(a)	50,000	51,285
Lamar Media Corp., 144A, 3.625%, 1/15/31	25,000	24,125
Outfront Media Capital LLC / Outfront Media Capital Corp.
144A, 5.00%, 8/15/27	25,000	25,950
144A, 4.25%, 1/15/29(a)	10,000	9,922
Terrier Media Buyer, Inc., 144A, 8.875%, 12/15/27	25,000	26,781

(Cost $136,258)		138,063

Internet - 0.6%
Arches Buyer, Inc., 144A, 6.125%, 12/1/28	25,000	25,627
Match Group Holdings II LLC, 144A, 4.125%, 8/1/30	15,000	14,925
Photo Holdings Merger Sub, Inc., 144A, 8.50%, 10/1/26	10,000	10,954
Uber Technologies, Inc., 144A, 7.50%, 9/15/27	50,000	54,850

(Cost $100,572)		106,356

Media - 11.6%
AMC Networks, Inc., 4.25%, 2/15/29	15,000	14,906
Cable One, Inc., 144A, 4.00%, 11/15/30	14,000	13,845
CCO Holdings LLC / CCO Holdings Capital Corp.
144A, 4.75%, 3/1/30	91,000	94,498
144A, 4.50%, 8/15/30	80,000	81,624
144A, 4.25%, 2/1/31	91,000	90,932
4.50%, 5/1/32(a)	86,000	87,063
144A, 4.50%, 6/1/33	50,000	49,998
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24(a)	26,000	27,319
CSC Holdings LLC
144A, 5.75%, 1/15/30	100,000	104,508
144A, 4.125%, 12/1/30	31,000	30,335
144A, 4.625%, 12/1/30	90,000	87,323
144A, 3.375%, 2/15/31	51,000	47,655
144A, 4.50%, 11/15/31	25,000	24,949
144A, 5.00%, 11/15/31	7,000	6,982

Diamond Sports Group LLC / Diamond Sports Finance Co.
144A, 5.375%, 8/15/26	100,000	74,125
144A, 6.625%, 8/15/27(a)	55,000	31,487
DISH DBS Corp.
5.875%, 11/15/24	70,000	74,637
7.75%, 7/1/26	65,000	73,918
7.375%, 7/1/28(a)	40,000	42,900
144A, 5.125%, 6/1/29	29,000	28,833
Gray Television, Inc., 144A, 4.75%, 10/15/30	25,000	24,592
iHeartCommunications, Inc.
8.375%, 5/1/27	70,000	74,978
144A, 5.25%, 8/15/27	25,000	25,936
LCPR Senior Secured Financing DAC
144A, 6.75%, 10/15/27	30,000	32,284
144A, 5.125%, 7/15/29	15,000	15,411
Nexstar Broadcasting, Inc.
144A, 5.625%, 7/15/27	68,000	71,995
144A, 4.75%, 11/1/28(a)	20,000	20,402
Radiate Holdco LLC / Radiate Finance, Inc.
144A, 4.50%, 9/15/26	30,000	30,367
144A, 6.50%, 9/15/28	30,000	30,890
Scripps Escrow II, Inc.
144A, 3.875%, 1/15/29	12,000	11,702
144A, 5.375%, 1/15/31	20,000	20,078
Sinclair Television Group, Inc.
144A, 5.50%, 3/1/30(a)	25,000	25,041
144A, 4.125%, 12/1/30	15,000	14,647
Sirius XM Radio, Inc., 144A, 4.125%, 7/1/30	45,000	45,169
TEGNA, Inc.
4.625%, 3/15/28(a)	54,000	55,215
5.00%, 9/15/29	20,000	20,502
Univision Communications, Inc.
144A, 5.125%, 2/15/25	50,000	50,844
144A, 6.625%, 6/1/27	49,000	53,043
144A, 4.50%, 5/1/29	26,000	26,407
UPC Broadband Finco BV, 144A, 4.875%, 7/15/31	37,000	37,004
UPC Holding BV, 144A, 5.50%, 1/15/28	55,000	57,611
Virgin Media Finance PLC, 144A, 5.00%, 7/15/30	15,000	14,958
Virgin Media Secured Finance PLC
144A, 5.50%, 5/15/29	50,000	53,563
144A, 4.50%, 8/15/30	17,000	16,982
Ziggo Bond Co. BV, 144A, 5.125%, 2/28/30	20,000	20,328
Ziggo BV, 144A, 4.875%, 1/15/30	15,000	15,391

(Cost $1,963,421)		1,953,177

Telecommunications - 6.0%
Altice France Holding SA, 144A, 6.00%, 2/15/28	25,000	24,534
Altice France SA
144A, 5.50%, 1/15/28	34,000	34,858
144A, 5.125%, 1/15/29	25,000	24,782
144A, 5.125%, 7/15/29	75,000	74,457
Avaya, Inc., 144A, 6.125%, 9/15/28	58,000	61,661
C&W Senior Financing DAC, 144A, 6.875%, 9/15/27	25,000	26,689
CommScope Technologies LLC
144A, 6.00%, 6/15/25	38,000	38,843
144A, 5.00%, 3/15/27(a)	22,000	22,203
CommScope, Inc.
144A, 8.25%, 3/1/27	30,000	32,062
144A, 7.125%, 7/1/28	21,000	22,522
Connect Finco SARL / Connect US Finco LLC, 144A, 6.75%, 10/1/26	86,000	89,013
Consolidated Communications, Inc.
144A, 5.00%, 10/1/28	20,000	20,375
144A, 6.50%, 10/1/28	15,000	16,254
Frontier Communications Holdings LLC
144A, 5.875%, 10/15/27	40,000	42,581
144A, 5.00%, 5/1/28	57,000	58,496
144A, 6.75%, 5/1/29	18,000	18,811
Hughes Satellite Systems Corp., 6.625%, 8/1/26(a)	34,000	37,807
Level 3 Financing, Inc.
144A, 4.25%, 7/1/28	35,000	35,088
144A, 3.625%, 1/15/29	20,000	19,276
144A, 3.75%, 7/15/29(a)	32,000	30,894
Lumen Technologies, Inc., 144A, 4.50%, 1/15/29	30,000	29,084
Telesat Canada / Telesat LLC
144A, 5.625%, 12/6/26	15,000	14,981
144A, 4.875%, 6/1/27	11,000	10,498
144A, 6.50%, 10/15/27(a)	17,000	16,192
Viasat, Inc.
144A, 5.625%, 9/15/25	25,000	25,581
144A, 6.50%, 7/15/28	10,000	10,603
Vmed O2 UK Financing I PLC, 144A, 4.25%, 1/31/31	40,000	38,817
Windstream Escrow LLC / Windstream Escrow Finance Corp., 144A, 7.75%, 8/15/28(a)	40,000	40,926
Zayo Group Holdings, Inc.
144A, 4.00%, 3/1/27	75,000	73,594
144A, 6.125%, 3/1/28(a)	15,000	15,263

(Cost $1,006,925)		1,006,745

Consumer, Cyclical - 21.8%
Airlines - 1.6%
American Airlines, Inc., 144A, 11.75%, 7/15/25	100,000	125,565

Delta Air Lines, Inc.
4.375%, 4/19/28	15,000	15,793
3.75%, 10/28/29	18,000	17,990
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A, 5.75%, 1/20/26	37,000	39,359
United Airlines, Inc., 144A, 4.625%, 4/15/29	60,000	62,064

(Cost $238,600)		260,771

Auto Manufacturers - 1.1%
Allison Transmission, Inc., 144A, 3.75%, 1/30/31	22,000	21,148
Ford Motor Co., 9.625%, 4/22/30	27,000	37,633
Ford Motor Credit Co. LLC, 5.113%, 5/3/29	55,000	60,225
Jaguar Land Rover Automotive PLC
144A, 7.75%, 10/15/25	35,000	38,013
144A, 4.50%, 10/1/27	20,000	19,065

(Cost $174,190)		176,084

Auto Parts & Equipment - 2.1%
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/26(a)	25,000	25,656
American Axle & Manufacturing, Inc., 6.50%, 4/1/27(a)	37,000	39,324
Clarios Global LP / Clarios US Finance Co., 144A, 8.50%, 5/15/27	110,000	119,763
Dana, Inc., 4.25%, 9/1/30	12,000	12,405
Goodyear Tire & Rubber Co.
4.875%, 3/15/27(a)	25,000	26,124
144A, 5.00%, 7/15/29	23,000	23,505
5.25%, 4/30/31	16,000	16,340
144A, 5.25%, 7/15/31	18,000	18,424
5.625%, 4/30/33(a)	13,000	13,278
Tenneco, Inc.
5.00%, 7/15/26(a)	10,000	9,950
144A, 7.875%, 1/15/29(a)	14,000	15,679
144A, 5.125%, 4/15/29	41,000	41,051

(Cost $355,172)		361,499

Distribution/Wholesale - 0.7%
H&E Equipment Services, Inc., 144A, 3.875%, 12/15/28	41,000	39,712
Performance Food Group, Inc., 144A, 5.50%, 10/15/27	32,000	33,451
Wolverine Escrow LLC
144A, 8.50%, 11/15/24	5,000	4,919
144A, 9.00%, 11/15/26	25,000	24,564
144A, 13.125%, 11/15/27(a)	25,000	21,375

(Cost $123,249)		124,021

Entertainment - 4.7%
Caesars Entertainment, Inc.
144A, 6.25%, 7/1/25	100,000	105,625
144A, 8.125%, 7/1/27(a)	80,000	88,895
Caesars Resort Collection LLC / CRC Finco, Inc., 144A, 5.25%, 10/15/25	70,000	70,631
Cedar Fair LP, 5.25%, 7/15/29	10,000	10,199
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 4/15/27	15,000	15,409
Churchill Downs, Inc.
144A, 5.50%, 4/1/27	18,000	18,737
144A, 4.75%, 1/15/28	21,000	21,611
Cinemark USA, Inc.
4.875%, 6/1/23	80,000	80,183
144A, 5.875%, 3/15/26	10,000	10,375
International Game Technology PLC, 144A, 5.25%, 1/15/29	20,000	21,303
Lions Gate Capital Holdings LLC, 144A, 5.50%, 4/15/29	30,000	31,125
Live Nation Entertainment, Inc., 144A, 4.75%, 10/15/27(a)	50,000	51,128
Mohegan Gaming & Entertainment
144A, 7.875%, 10/15/24	10,000	10,465
144A, 8.00%, 2/1/26	40,000	40,950
Scientific Games International, Inc.
144A, 8.25%, 3/15/26	80,000	86,160
144A, 7.00%, 5/15/28	50,000	54,174
Six Flags Entertainment Corp., 144A, 4.875%, 7/31/24	40,000	40,424
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 144A, 5.125%, 10/1/29	35,000	36,304

(Cost $776,032)		793,698

Food Service - 0.3%
Aramark Services, Inc., 144A, 5.00%, 2/1/28	20,000	20,669
TKC Holdings, Inc.
144A, 6.875%, 5/15/28	13,000	13,193
144A, 10.50%, 5/15/29	20,000	21,080

(Cost $54,424)		54,942

Home Builders - 0.5%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
144A, 6.25%, 9/15/27	25,000	26,361
144A, 4.875%, 2/15/30	10,000	9,849
Mattamy Group Corp., 144A, 4.625%, 3/1/30	9,000	9,035
Taylor Morrison Communities, Inc., 144A, 5.125%, 8/1/30	9,000	9,651
Williams Scotsman International, Inc., 144A, 4.625%, 8/15/28	34,000	34,951

(Cost $88,703)		89,847

Home Furnishings - 0.1%
Tempur Sealy International, Inc., 144A, 4.00%, 4/15/29
(Cost $17,959)	18,000	18,041

Housewares - 0.1%
Scotts Miracle-Gro Co., 144A, 4.00%, 4/1/31 (Cost $20,864)	21,000	20,762

Leisure Time - 3.2%
Carnival Corp.
144A, 10.50%, 2/1/26(a)	15,000	17,722
144A, 7.625%, 3/1/26	25,000	27,406
144A, 5.75%, 3/1/27	153,000	162,754
144A, 9.875%, 8/1/27	15,000	17,610
Life Time, Inc.
144A, 5.75%, 1/15/26	20,000	20,644
144A, 8.00%, 4/15/26(a)	10,000	10,563
NCL Corp. Ltd.
144A, 3.625%, 12/15/24	8,000	7,656
144A, 10.25%, 2/1/26	25,000	29,221
144A, 5.875%, 3/15/26	40,000	41,750
Royal Caribbean Cruises Ltd.
144A, 9.125%, 6/15/23	30,000	33,224
144A, 11.50%, 6/1/25	71,000	82,277
3.70%, 3/15/28(a)	73,000	70,279
Viking Cruises Ltd., 144A, 5.875%, 9/15/27	25,000	24,156

(Cost $524,993)		545,262

Lodging - 1.7%
Hilton Domestic Operating Co., Inc.
144A, 4.00%, 5/1/31	27,000	27,238
144A, 3.625%, 2/15/32	50,000	49,000
Melco Resorts Finance Ltd.
144A, 5.75%, 7/21/28	30,000	32,040
144A, 5.375%, 12/4/29	28,000	29,918
MGM Resorts International
5.50%, 4/15/27	20,000	21,749
4.75%, 10/15/28	20,000	21,127
Travel + Leisure Co., 144A, 6.625%, 7/31/26	25,000	28,660
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A, 5.25%, 5/15/27	65,000	68,819

(Cost $271,632)		278,551

Retail - 5.7%
1011778 BC ULC / New Red Finance, Inc.
144A, 4.375%, 1/15/28	25,000	25,254
144A, 4.00%, 10/15/30	85,000	82,458
Carvana Co.
144A, 5.625%, 10/1/25	30,000	30,941
144A, 5.50%, 4/15/27	16,000	16,526
144A, 5.875%, 10/1/28	10,000	10,502
eG Global Finance PLC, 144A, 6.75%, 2/7/25	21,000	21,514
Ferrellgas LP / Ferrellgas Finance Corp.
144A, 5.375%, 4/1/26	42,000	41,003
144A, 5.875%, 4/1/29	40,000	38,882
Golden Nugget, Inc., 144A, 6.75%, 10/15/24	102,000	103,074
L Brands, Inc.
5.25%, 2/1/28	15,000	16,295
144A, 6.625%, 10/1/30	10,000	11,444
Macy’s Retail Holdings LLC, 144A, 5.875%, 4/1/29(a)	12,000	12,810
Magic Mergeco, Inc.
144A, 5.25%, 5/1/28	25,000	25,344
144A, 7.875%, 5/1/29	39,000	39,829
NMG Holding Co, Inc. / Neiman Marcus Group LLC, 144A, 7.125%, 4/1/26	50,000	52,844
Party City Holdings, Inc., 144A, 8.75%, 2/15/26	10,000	10,600
PetSmart, Inc. / PetSmart Finance Corp.
144A, 4.75%, 2/15/28	40,000	41,478
144A, 7.75%, 2/15/29	40,000	44,057
QVC, Inc., 4.375%, 9/1/28	25,000	25,676
Rite Aid Corp.
144A, 7.50%, 7/1/25	35,000	36,358
144A, 8.00%, 11/15/26	25,000	26,011
Staples, Inc.
144A, 7.50%, 4/15/26	98,000	101,819
144A, 10.75%, 4/15/27(a)	25,000	25,646
Suburban Propane Partners LP/Suburban Energy Finance Corp., 144A, 5.00%, 6/1/31	20,000	20,252
Yum! Brands, Inc.
144A, 4.75%, 1/15/30	17,000	18,208
3.625%, 3/15/31	38,000	37,583
4.625%, 1/31/32	34,000	35,580

(Cost $944,054)		951,988

Consumer, Non-cyclical - 17.8%
Agriculture - 0.1%
Vector Group Ltd., 144A, 5.75%, 2/1/29
(Cost $20,686)	20,000	20,226

Beverages - 0.1%
Primo Water Holdings, Inc., 144A, 4.375%, 4/30/29
(Cost $21,984)	22,000	22,048

Commercial Services - 3.5%
Allied Universal Holdco LLC / Allied Universal Finance Corp.
144A, 6.625%, 7/15/26	59,000	62,652
144A, 9.75%, 7/15/27	20,000	22,088
144A, 6.00%, 6/1/29	31,000	31,504
APX Group, Inc., 144A, 6.75%, 2/15/27	42,000	44,573
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
144A, 4.75%, 4/1/28	13,000	13,406
144A, 5.375%, 3/1/29(a)	17,000	17,701
CoreCivic, Inc., 8.25%, 4/15/26	14,000	13,692
Garda World Security Corp., 144A, 4.625%, 2/15/27	17,000	16,979
Gartner, Inc., 144A, 3.75%, 10/1/30	15,000	15,086

Modulaire Global Finance PLC, 144A, 8.00%, 2/15/23	16,000	16,366
MPH Acquisition Holdings LLC, 144A, 5.75%, 11/1/28(a)	38,000	37,866
Nielsen Finance LLC / Nielsen Finance Co.
144A, 5.625%, 10/1/28	50,000	52,938
144A, 5.875%, 10/1/30	15,000	16,220
Prime Security Services Borrower LLC / Prime Finance, Inc.
144A, 5.75%, 4/15/26	45,000	49,289
144A, 6.25%, 1/15/28	73,000	75,611
RR Donnelley & Sons Co., 144A, 6.125%, 11/1/26	12,000	12,628
Sabre GLBL, Inc.
144A, 9.25%, 4/15/25	25,000	29,281
144A, 7.375%, 9/1/25	5,000	5,394
Service Corp. International, 4.00%, 5/15/31	24,000	24,488
Verscend Escrow Corp., 144A, 9.75%, 8/15/26	35,000	37,144

(Cost $588,539)		594,906

Cosmetics/Personal Care - 0.5%
Coty, Inc.
144A, 5.00%, 4/15/26	29,000	29,462
144A, 6.50%, 4/15/26	15,000	14,942
Edgewell Personal Care Co.
144A, 5.50%, 6/1/28	17,000	18,116
144A, 4.125%, 4/1/29	10,000	10,036
Oriflame Investment Holding PLC, 144A, 5.125%, 5/4/26	17,000	17,227

(Cost $88,926)		89,783

Food - 2.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
144A, 4.625%, 1/15/27	41,000	42,487
144A, 3.50%, 3/15/29	61,000	58,587
144A, 4.875%, 2/15/30	25,000	26,089
B&G Foods, Inc., 5.25%, 9/15/27	10,000	10,337
Pilgrim’s Pride Corp., 144A, 4.25%, 4/15/31	30,000	30,380
Post Holdings, Inc.
144A, 4.625%, 4/15/30	75,000	75,563
144A, 4.50%, 9/15/31	64,000	63,368
Sigma Holdco BV, 144A, 7.875%, 5/15/26(a)	10,000	10,138
US Foods, Inc., 144A, 4.75%, 2/15/29	35,000	34,956

(Cost $352,871)		351,905

Healthcare-Services - 5.9%
Charles River Laboratories International, Inc.
144A, 3.75%, 3/15/29	24,000	23,965
144A, 4.00%, 3/15/31	11,000	11,175
CHS/Community Health Systems, Inc.
144A, 6.625%, 2/15/25	45,000	47,419
144A, 8.00%, 3/15/26	64,000	68,720
144A, 5.625%, 3/15/27	89,000	93,436
144A, 8.00%, 12/15/27	15,000	16,462
144A, 6.875%, 4/1/28	25,000	24,025
144A, 6.00%, 1/15/29	20,000	20,975
144A, 6.875%, 4/15/29	54,000	55,215
144A, 6.125%, 4/1/30	36,000	35,935
144A, 4.75%, 2/15/31	20,000	19,667
DaVita, Inc.
144A, 4.625%, 6/1/30	84,000	85,780
144A, 3.75%, 2/15/31	42,000	40,323
Encompass Health Corp.
4.75%, 2/1/30	15,000	15,751
4.625%, 4/1/31	22,000	23,367
Envision Healthcare Corp., 144A, 8.75%, 10/15/26	25,000	17,281
Legacy LifePoint Health LLC, 144A, 4.375%, 2/15/27	45,000	44,891
MEDNAX, Inc., 144A, 6.25%, 1/15/27	35,000	37,128
Radiology Partners, Inc., 144A, 9.25%, 2/1/28	15,000	16,488
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A, 9.75%, 12/1/26	50,000	53,937
Select Medical Corp., 144A, 6.25%, 8/15/26	37,000	39,093
Tenet Healthcare Corp.
5.125%, 5/1/25	45,000	45,676
144A, 6.25%, 2/1/27	40,000	41,750
144A, 4.625%, 6/15/28	10,000	10,213
144A, 6.125%, 10/1/28	95,000	99,556

(Cost $974,546)		988,228

Household Products/Wares - 0.4%
Central Garden & Pet Co.
4.125%, 10/15/30	15,000	15,320
144A, 4.125%, 4/30/31	12,000	12,060
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 144A, 7.00%, 12/31/27(a)	20,000	20,377
Spectrum Brands, Inc., 144A, 3.875%, 3/15/31	11,000	10,711

(Cost $59,163)		58,468

Pharmaceuticals - 5.2%
Bausch Health Cos., Inc.
144A, 6.125%, 4/15/25	99,000	101,203
144A, 6.25%, 2/15/29	98,000	95,917
144A, 5.25%, 1/30/30	75,000	69,207
144A, 5.25%, 2/15/31(a)	35,000	32,077
Cheplapharm Arzneimittel GmbH, 144A, 5.50%, 1/15/28	10,000	10,291
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
144A, 9.50%, 7/31/27	15,000	15,281

144A, 6.00%, 6/30/28	50,000	34,900
Endo Luxembourg Finance Co I Sarl / Endo US, Inc., 144A, 6.125%, 4/1/29	43,000	42,463
HLF Financing Sarl LLC / Herbalife International, Inc., 144A, 4.875%, 6/1/29	18,000	18,055
Jazz Securities DAC, 144A, 4.375%, 1/15/29	45,000	46,338
Organon Finance 1 LLC
144A, 4.125%, 4/30/28	63,000	63,709
144A, 5.125%, 4/30/31	59,000	60,671
Par Pharmaceutical, Inc., 144A, 7.50%, 4/1/27	61,000	62,296
Prestige Brands, Inc., 144A, 3.75%, 4/1/31	18,000	17,305
Teva Pharmaceutical Finance Netherlands III BV
7.125%, 1/31/25	40,000	43,743
3.15%, 10/1/26	165,000	155,718

(Cost $897,871)		869,174

Diversified - 0.0%
Holding Companies-Diversified - 0.0%
Stena AB, 144A, 7.00%, 2/1/24
(Cost $9,713)	10,000	10,500

Energy - 11.5%
Energy-Alternate Sources - 0.0%
TerraForm Power Operating LLC, 144A, 4.75%, 1/15/30
(Cost $10,724)	10,000	10,235

Oil & Gas - 7.0%
Antero Resources Corp., 144A, 7.625%, 2/1/29	30,000	33,043
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A, 7.00%, 11/1/26	10,000	10,304
Callon Petroleum Co., 6.125%, 10/1/24(a)	25,000	23,096
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A, 11.00%, 4/15/25(a)	15,000	16,129
Citgo Holding, Inc., 144A, 9.25%, 8/1/24	67,000	68,759
CITGO Petroleum Corp.
144A, 7.00%, 6/15/25	23,000	23,949
144A, 6.375%, 6/15/26	20,000	20,526
CNX Resources Corp., 144A, 7.25%, 3/14/27	21,000	22,610
Comstock Resources, Inc.
9.75%, 8/15/26	40,000	43,478
144A, 6.75%, 3/1/29(a)	42,000	43,951
CrownRock LP / CrownRock Finance, Inc., 144A, 5.00%, 5/1/29	10,000	10,299
CVR Energy, Inc., 144A, 5.25%, 2/15/25	40,000	40,093
Hilcorp Energy I LP / Hilcorp Finance Co.
144A, 5.75%, 2/1/29	2,000	2,056
144A, 6.00%, 2/1/31	35,000	36,265
Leviathan Bond Ltd., 144A, REGS, 6.75%, 6/30/30	11,000	12,411
Matador Resources Co., 5.875%, 9/15/26(a)	64,000	64,320
MEG Energy Corp., 144A, 7.125%, 2/1/27	25,000	26,844
Moss Creek Resources Holdings, Inc., 144A, 7.50%, 1/15/26	42,000	37,063
Murphy Oil Corp.
5.75%, 8/15/25	65,000	66,847
6.375%, 7/15/28	15,000	15,771
Nabors Industries Ltd., 144A, 7.25%, 1/15/26	17,000	14,813
Nabors Industries, Inc., 5.75%, 2/1/25	25,000	20,835
Occidental Petroleum Corp.
8.50%, 7/15/27	35,000	42,597
8.875%, 7/15/30	20,000	25,692
6.625%, 9/1/30(a)	50,000	57,365
6.125%, 1/1/31(a)	50,000	55,524
7.50%, 5/1/31	48,000	57,221
PBF Holding Co. LLC / PBF Finance Corp.
144A, 9.25%, 5/15/25	50,000	51,468
6.00%, 2/15/28	50,000	36,938
Range Resources Corp.
4.875%, 5/15/25(a)	25,000	25,469
9.25%, 2/1/26	30,000	33,127
144A, 8.25%, 1/15/29	15,000	16,746
SM Energy Co., 6.75%, 9/15/26	25,000	24,981
Southwestern Energy Co.
7.50%, 4/1/26(a)	20,000	21,180
7.75%, 10/1/27	15,000	16,306
Transocean, Inc.
144A, 7.25%, 11/1/25(a)	20,000	15,900
144A, 11.50%, 1/30/27	22,000	21,917
144A, 8.00%, 2/1/27	25,000	19,000

(Cost $1,121,432)		1,174,893

Oil & Gas Services - 1.1%
Archrock Partners LP / Archrock Partners Finance Corp.
144A, 6.875%, 4/1/27	25,000	26,568
144A, 6.25%, 4/1/28	16,000	16,627
CGG SA, 144A, 8.75%, 4/1/27(a)	15,000	15,020
TechnipFMC PLC, 144A, 6.50%, 2/1/26	25,000	26,923
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 4/1/26	12,000	12,630
6.875%, 9/1/27	19,000	19,988
Weatherford International Ltd., 144A, 11.00%, 12/1/24	65,000	65,877

(Cost $177,059)		183,633

Pipelines - 3.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 144A, 5.75%, 3/1/27	50,000	51,623

Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
144A, 5.625%, 5/1/27	10,000	10,326
144A, 6.00%, 2/1/29	20,000	20,727
EnLink Midstream LLC, 5.375%, 6/1/29	15,000	15,132
EQM Midstream Partners LP
144A, 6.50%, 7/1/27	21,000	23,132
5.50%, 7/15/28	20,000	21,401
144A, 4.50%, 1/15/29	55,000	55,127
144A, 4.75%, 1/15/31	20,000	20,153
Genesis Energy LP / Genesis Energy Finance Corp.
6.50%, 10/1/25	25,000	25,193
8.00%, 1/15/27	10,000	10,287
7.75%, 2/1/28	5,000	5,030
New Fortress Energy, Inc.
144A, 6.75%, 9/15/25	75,000	76,215
144A, 6.50%, 9/30/26	15,000	15,112
NGL Energy Operating LLC / NGL Energy Finance Corp., 144A, 7.50%, 2/1/26	91,000	94,700
NGL Energy Partners LP / NGL Energy Finance Corp., 7.50%, 11/1/23	10,000	9,750
NuStar Logistics LP, 6.375%, 10/1/30	31,000	33,992
Rockies Express Pipeline LLC, 144A, 4.95%, 7/15/29	17,000	17,448
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
144A, 7.50%, 10/1/25	25,000	27,360
144A, 5.50%, 1/15/28	20,000	20,175
144A, 6.00%, 12/31/30	15,000	15,337

(Cost $555,169)		568,220

Financial - 8.4%
Banks - 0.3%
Freedom Mortgage Corp.
144A, 8.25%, 4/15/25	25,000	26,084
144A, 7.625%, 5/1/26	18,000	18,808

(Cost $43,834)		44,892

Diversified Financial Services - 2.4%
LD Holdings Group LLC
144A, 6.50%, 11/1/25	11,000	11,394
144A, 6.125%, 4/1/28	13,000	12,855
LPL Holdings, Inc., 144A, 4.375%, 5/15/31	12,000	12,018
Midcap Financial Issuer Trust, 144A, 6.50%, 5/1/28	30,000	31,368
Nationstar Mortgage Holdings, Inc.
144A, 6.00%, 1/15/27	15,000	15,488
144A, 5.125%, 12/15/30	45,000	43,483
Navient Corp.
6.75%, 6/15/26	50,000	55,132
5.00%, 3/15/27	15,000	15,281
4.875%, 3/15/28	30,000	29,739
NFP Corp., 144A, 6.875%, 8/15/28	56,000	57,955
OneMain Finance Corp.
5.375%, 11/15/29	17,000	18,123
4.00%, 9/15/30	31,000	30,043
PennyMac Financial Services, Inc., 144A, 4.25%, 2/15/29	20,000	19,427
United Wholesale Mortgage LLC
144A, 5.50%, 11/15/25(a)	25,000	25,789
144A, 5.50%, 4/15/29	21,000	20,766

(Cost $401,200)		398,861

Insurance - 1.1%
Acrisure LLC / Acrisure Finance, Inc.
144A, 7.00%, 11/15/25	50,000	51,129
144A, 4.25%, 2/15/29	15,000	14,658
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 6.75%, 10/15/27	25,000	25,874
AssuredPartners, Inc., 144A, 5.625%, 1/15/29	35,000	34,782
HUB International Ltd., 144A, 7.00%, 5/1/26	50,000	51,918

(Cost $177,985)		178,361

Real Estate - 0.6%
Howard Hughes Corp.
144A, 4.125%, 2/1/29	10,000	9,949
144A, 4.375%, 2/1/31	20,000	19,854
Kennedy-Wilson, Inc.
4.75%, 3/1/29	18,000	18,466
5.00%, 3/1/31	18,000	18,435
Realogy Group LLC / Realogy Co.-Issuer Corp.
144A, 9.375%, 4/1/27	25,000	27,836
144A, 5.75%, 1/15/29	10,000	10,465

(Cost $102,877)		105,005

Real Estate Investment Trusts - 3.5%
Diversified Healthcare Trust
4.75%, 2/15/28	32,000	30,926
4.375%, 3/1/31	8,000	7,537
EPR Properties
4.50%, 6/1/27	8,000	8,242
4.95%, 4/15/28	42,000	44,061
3.75%, 8/15/29	9,000	8,811
Iron Mountain, Inc.
144A, 4.875%, 9/15/29	40,000	41,050
144A, 5.25%, 7/15/30	40,000	41,817
144A, 4.50%, 2/15/31	40,000	39,812
144A, 5.625%, 7/15/32	26,000	27,667
iStar, Inc., 4.25%, 8/1/25	15,000	15,216
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A, 4.25%, 2/1/27	10,000	9,809

Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
144A, 5.875%, 10/1/28	15,000	16,031
144A, 4.875%, 5/15/29	28,000	29,051
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/27	16,000	16,279
144A, 4.50%, 2/15/29	20,000	19,948
Service Properties Trust
7.50%, 9/15/25	85,000	95,094
5.50%, 12/15/27	45,000	46,402
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A, 7.125%, 12/15/24	40,000	41,250
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
144A, 4.75%, 4/15/28	17,000	16,870
144A, 6.50%, 2/15/29	28,000	27,755
XHR LP, 144A, 4.875%, 6/1/29	15,000	15,277

(Cost $589,688)		598,905

Venture Capital - 0.5%
Compass Group Diversified Holdings LLC, 144A, 5.25%, 4/15/29	30,000	31,004
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.25%, 5/15/27(a)	26,000	26,688
144A, 5.25%, 5/15/27	14,000	14,351
144A, 4.375%, 2/1/29	22,000	21,619

(Cost $94,713)		93,662

Industrial - 8.1%
Aerospace/Defense - 1.8%
Rolls-Royce PLC, 144A, 5.75%, 10/15/27	20,000	21,550
Signature Aviation US Holdings, Inc., 144A, 5.375%, 5/1/26	10,000	10,269
Spirit AeroSystems, Inc.
144A, 7.50%, 4/15/25	50,000	53,562
4.60%, 6/15/28	15,000	14,536
TransDigm, Inc.
5.50%, 11/15/27	149,000	155,537
144A, 4.875%, 5/1/29	17,000	16,878
Triumph Group, Inc.
144A, 8.875%, 6/1/24	8,000	8,875
144A, 6.25%, 9/15/24	25,000	25,514

(Cost $296,059)		306,721

Building Materials - 1.3%
Builders FirstSource, Inc., 144A, 5.00%, 3/1/30	17,000	17,725
Griffon Corp., 5.75%, 3/1/28	32,000	33,800
JELD-WEN, Inc., 144A, 4.875%, 12/15/27	12,000	12,405
Standard Industries, Inc.
144A, 5.00%, 2/15/27	26,000	26,923
144A, 4.75%, 1/15/28	30,000	31,192
144A, 4.375%, 7/15/30	48,000	48,593
144A, 3.375%, 1/15/31(a)	17,000	16,160
Summit Materials LLC / Summit Materials Finance Corp., 144A, 5.25%, 1/15/29	30,000	31,714

(Cost $219,520)		218,512

Electrical Components & Equipment - 0.5%
Energizer Holdings, Inc.
144A, 4.75%, 6/15/28	11,000	11,179
144A, 4.375%, 3/31/29	69,000	68,224

(Cost $81,298)		79,403

Electronics - 0.1%
Sensata Technologies BV, 144A, 4.00%, 4/15/29
(Cost $26,537)	26,000	26,079

Engineering & Construction - 0.2%
Brand Industrial Services, Inc., 144A, 8.50%, 7/15/25	25,000	25,640
Fluor Corp., 4.25%, 9/15/28(a)	15,000	15,338

(Cost $38,924)		40,978

Environmental Control - 0.4%
Covanta Holding Corp., 5.00%, 9/1/30	10,000	10,314
GFL Environmental, Inc.
144A, 4.00%, 8/1/28(a)	15,000	14,494
144A, 3.50%, 9/1/28	22,000	21,422
Stericycle, Inc., 144A, 3.875%, 1/15/29	15,000	14,984

(Cost $61,049)		61,214

Machinery-Diversified - 0.4%
Vertical Holdco GmbH, 144A, 7.625%, 7/15/28(a)	10,000	10,778
Vertical US Newco, Inc., 144A, 5.25%, 7/15/27	56,000	58,310

(Cost $69,781)		69,088

Miscellaneous Manufacturing - 1.2%
Bombardier, Inc.
144A, 7.50%, 3/15/25(a)	35,000	35,307
144A, 7.875%, 4/15/27	110,000	111,794
FXI Holdings, Inc.
144A, 7.875%, 11/1/24	35,000	36,153
144A, 12.25%, 11/15/26	10,000	11,561

(Cost $187,443)		194,815

Packaging & Containers - 1.9%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 144A, 4.00%, 9/1/29	40,000	39,452
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144A, 5.25%, 8/15/27	45,000	45,493

Cascades, Inc./Cascades USA, Inc., 144A, 5.375%, 1/15/28	15,000	15,581
Flex Acquisition Co., Inc., 144A, 6.875%, 1/15/25	35,000	35,349
Graphic Packaging International LLC, 144A, 3.50%, 3/15/28	14,000	13,935
LABL Escrow Issuer LLC, 144A, 10.50%, 7/15/27(a)	25,000	27,377
Mauser Packaging Solutions Holding Co., 144A, 7.25%, 4/15/25	60,000	59,150
Owens-Brockway Glass Container, Inc., 144A, 6.625%, 5/13/27	10,000	10,875
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144A, 4.00%, 10/15/27	30,000	29,527
Trivium Packaging Finance BV, 144A, 5.50%, 8/15/26	46,000	48,041

(Cost $325,946)		324,780

Trucking & Leasing - 0.3%
Fortress Transportation and Infrastructure Investors LLC
144A, 9.75%, 8/1/27	35,000	40,425
144A, 5.50%, 5/1/28	8,000	8,331

(Cost $46,269)		48,756

Technology - 3.6%
Computers - 1.5%
Banff Merger Sub, Inc., 144A, 9.75%, 9/1/26	45,000	47,700
Diebold Nixdorf, Inc., 144A, 9.375%, 7/15/25	15,000	16,672
Exela Intermediate LLC / Exela Finance, Inc., 144A, 10.00%, 7/15/23	15,000	5,156
NCR Corp.
144A, 5.75%, 9/1/27	10,000	10,544
144A, 5.00%, 10/1/28	7,000	7,201
144A, 5.125%, 4/15/29	37,000	38,016
144A, 6.125%, 9/1/29	25,000	27,193
144A, 5.25%, 10/1/30	15,000	15,577
Seagate HDD Cayman
144A, 4.091%, 6/1/29	7,000	7,062
144A, 4.125%, 1/15/31	36,000	35,765
144A, 3.375%, 7/15/31	10,000	9,499
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 144A, 6.75%, 6/1/25	38,000	38,735

(Cost $268,801)		259,120

Office/Business Equipment - 0.3%
Pitney Bowes, Inc., 144A, 6.875%, 3/15/27	9,000	9,372
Xerox Holdings Corp., 144A, 5.50%, 8/15/28	35,000	36,217

(Cost $45,331)		45,589

Software - 1.8%
Black Knight InfoServ LLC, 144A, 3.625%, 9/1/28	20,000	19,702
CDK Global, Inc., 144A, 5.25%, 5/15/29	25,000	27,045
J2 Global, Inc., 144A, 4.625%, 10/15/30	15,000	15,358
MSCI, Inc., 144A, 3.625%, 11/1/31	18,000	18,188
Open Text Corp., 144A, 3.875%, 2/15/28	27,000	27,002
Rackspace Technology Global, Inc.
144A, 3.50%, 2/15/28	20,000	19,287
144A, 5.375%, 12/1/28	13,000	13,136
Solera LLC / Solera Finance, Inc., 144A, 10.50%, 3/1/24	62,000	63,806
Twilio, Inc., 3.875%, 3/15/31	15,000	15,262
Veritas US, Inc. / Veritas Bermuda Ltd.
144A, 10.50%, 2/1/24(a)	24,000	24,694
144A, 7.50%, 9/1/25	53,000	54,921

(Cost $298,524)		298,401

Utilities - 2.7%
Electric - 2.7%
Calpine Corp.
144A, 4.50%, 2/15/28	75,000	75,937
144A, 5.125%, 3/15/28	25,000	25,220
144A, 5.00%, 2/1/31	25,000	24,280
144A, 3.75%, 3/1/31	40,000	37,699
Clearway Energy Operating LLC, 144A, 3.75%, 2/15/31	28,000	27,125
NRG Energy, Inc., 144A, 3.625%, 2/15/31	31,000	29,760
PG&E Corp., 5.25%, 7/1/30	51,000	51,637
Talen Energy Supply LLC
6.50%, 6/1/25(a)	25,000	21,156
144A, 10.50%, 1/15/26	30,000	27,338
144A, 7.25%, 5/15/27	20,000	20,548
Vistra Operations Co. LLC
144A, 5.625%, 2/15/27	40,000	41,550
144A, 5.00%, 7/31/27	40,000	40,900
144A, 4.375%, 5/1/29	36,000	36,233

(Cost $468,344)		459,383

TOTAL CORPORATE BONDS (Cost $16,312,691)		16,481,360

	Number of Shares
SECURITIES LENDING COLLATERAL - 6.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(b)(c)
(Cost $1,026,411)	1,026,411	1,026,411

CASH EQUIVALENTS - 1.4%
DWS Government Money Market Series “Institutional Shares”, 0.03%(b)
(Cost $229,725)	229,725	229,725

TOTAL INVESTMENTS - 105.2% (Cost $17,568,827)		17,737,496
Other assets and liabilities, net - (5.2%)		(879,902)

NET ASSETS - 100.0%		$16,857,594

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2021 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2021	Value ($) at 5/31/2021
SECURITIES LENDING COLLATERAL - 6.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(b)(c)
168,578	857,833(d)	—	—	—	48	—	1,026,411	1,026,411
CASH EQUIVALENTS - 1.4%
DWS Government Money Market Series “Institutional Shares”, 0.03%(b)
503,524	1,696,036	(1,969,835)	—	—	38	—	229,725	229,725

672,102	2,553,869	(1,969,835)	—	—	86	—	1,256,136	1,256,136

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2021 amounted to $1,849,199, which is 11.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $893,566.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2021.

REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(e)	$—	$16,481,360	$—	$16,481,360
Short-Term Investments(e)	1,256,136	—	—	1,256,136

TOTAL	$1,256,136	$16,481,360	$—	$17,737,496

(e)	See Schedule of Investments for additional detailed categorizations.